Basis of Presentation and Summary of Significant Accounting Policies - Impairment of Long-lived Assets, Goodwill and Deferred Offering Costs (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net
Impairment of Long-Lived Assets Held-for-use	¥ 0	¥ 0	¥ 63,211
Impairment losses for goodwill	¥ 0	¥ 0	0
Other Intangible Assets [Member]
Property and Equipment, Net
Impairment of Long-Lived Assets Held-for-use			39,067
Right-of-use asset
Property and Equipment, Net
Impairment charges on right-of-use asset-operating leases			20,979
Property and equipment
Property and Equipment, Net
Impairment of Long-Lived Assets Held-for-use			¥ 3,165